Organization and Background Additional information (Detail) - Rockley Photonics Holdings Limited [Member] $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Subsequent Event [Member] | The Business Combination [Member]
Business Acquisition [Line Items]
Cash Acquired in Excess of Payments to Acquire Business	$ 168.0
SC Health [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	1.40%
Rockley Photonics Limited [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	82.40%